Change in Accounting Principle - Statement of Consolidated Operations(Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Oil and Gas Production Revenues	$ 1,087	$ 1,659
Other	(3)	(6)
Loss on divestitures	(1)	(18)
Exploration	95	258
General and administrative	93	84
Depreciation, depletion and amortization	678	826
Impairments	0	1,912
Financing costs, net	105	124
Current income tax provision (benefit)	(10)	(52)
Provision (benefit) from deferred income taxes	(1)	(1,149)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(371)	(1,068)
Net income attributable to noncontrolling interest	1	28
Net loss from continuing operations attributable to common shareholders	(372)	(1,096)
Loss from Australian discontinued operations, net of tax	0	(238)
Net Income (Loss) Available to Common Stockholders, Basic	$ (372)	$ (1,334)
Basic net loss from continuing operations per share	$ (0.98)	$ (2.91)
Basic net loss from discontinued operations per share	0.00	(0.63)
Basic net loss per share	(0.98)	(3.54)
Diluted net loss from continuing operations per share	(0.98)	(2.91)
Diluted net loss from discontinued operations per share	0.00	(0.63)
Diluted net loss per share	$ (0.98)	$ (3.54)
Oil [Member]
Oil and Gas Production Revenues	$ 822	$ 1,293
Natural Gas [Member]
Oil and Gas Production Revenues	223	308
Natural Gas Liquids [Member]
Oil and Gas Production Revenues	42	58
Change from Full Cost Method to Successful Efforts Method [Member]
Oil and Gas Production Revenues	1,087	1,659
Other	(3)	(6)
Loss on divestitures	(1)	(18)
Exploration	95	258
General and administrative		84
Depreciation, depletion and amortization	678	826
Impairments		1,912
Financing costs, net	105	124
Current income tax provision (benefit)	(10)	(52)
Provision (benefit) from deferred income taxes	(1)	(1,149)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(371)	(1,068)
Net income attributable to noncontrolling interest	1	28
Net loss from continuing operations attributable to common shareholders	(372)	(1,096)
Loss from Australian discontinued operations, net of tax	0	(238)
Net Income (Loss) Available to Common Stockholders, Basic	$ (372)	$ (1,334)
Basic net loss from continuing operations per share	$ (0.98)	$ (2.91)
Basic net loss from discontinued operations per share	0.00	(0.63)
Basic net loss per share	(0.98)	(3.54)
Diluted net loss from continuing operations per share	(0.98)	(2.91)
Diluted net loss from discontinued operations per share	0.00	(0.63)
Diluted net loss per share	$ (0.98)	$ (3.54)
Change from Full Cost Method to Successful Efforts Method [Member] | Oil [Member]
Oil and Gas Production Revenues	$ 822	$ 1,293
Change from Full Cost Method to Successful Efforts Method [Member] | Natural Gas [Member]
Oil and Gas Production Revenues	223	308
Change from Full Cost Method to Successful Efforts Method [Member] | Natural Gas Liquids [Member]
Oil and Gas Production Revenues	42	58
Under Full Cost [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
Oil and Gas Production Revenues	1,060	1,638
Other	(5)	(8)
Loss on divestitures	(2)	0
Exploration	0	0
General and administrative		82
Depreciation, depletion and amortization	1,082	8,302
Impairments		0
Financing costs, net	90	69
Current income tax provision (benefit)	35	(85)
Provision (benefit) from deferred income taxes	(181)	(2,935)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(561)	(4,504)
Net income attributable to noncontrolling interest	(72)	15
Net loss from continuing operations attributable to common shareholders	(489)	(4,519)
Loss from Australian discontinued operations, net of tax	0	(132)
Net Income (Loss) Available to Common Stockholders, Basic	$ (489)	$ (4,651)
Basic net loss from continuing operations per share	$ (1.29)	$ (11.99)
Basic net loss from discontinued operations per share	0.00	(0.35)
Basic net loss per share	(1.29)	(12.34)
Diluted net loss from continuing operations per share	(1.29)	(11.99)
Diluted net loss from discontinued operations per share	0.00	(0.35)
Diluted net loss per share	$ (1.29)	$ (12.34)
Under Full Cost [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Oil [Member]
Oil and Gas Production Revenues	$ 795	$ 1,280
Under Full Cost [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Natural Gas [Member]
Oil and Gas Production Revenues	223	300
Under Full Cost [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Natural Gas Liquids [Member]
Oil and Gas Production Revenues	42	58
Changes [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
Oil and Gas Production Revenues	27	21
Other	2	2
Loss on divestitures	1	(18)
Exploration	95	258
General and administrative		2
Depreciation, depletion and amortization	(404)	(7,476)
Impairments		1,912
Financing costs, net	15	55
Current income tax provision (benefit)	(45)	33
Provision (benefit) from deferred income taxes	180	1,786
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	190	3,436
Net income attributable to noncontrolling interest	73	13
Net loss from continuing operations attributable to common shareholders	117	3,423
Loss from Australian discontinued operations, net of tax	0	(106)
Net Income (Loss) Available to Common Stockholders, Basic	$ 117	$ 3,317
Basic net loss from continuing operations per share	$ 0.31	$ 9.08
Basic net loss from discontinued operations per share	0.00	(0.28)
Basic net loss per share	0.31	8.80
Diluted net loss from continuing operations per share	0.31	9.08
Diluted net loss from discontinued operations per share	0.00	(0.28)
Diluted net loss per share	$ 0.31	$ 8.80
Changes [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Oil [Member]
Oil and Gas Production Revenues	$ 27	$ 13
Changes [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Natural Gas [Member]
Oil and Gas Production Revenues	0	8
Changes [Member] | Change from Full Cost Method to Successful Efforts Method [Member] | Natural Gas Liquids [Member]
Oil and Gas Production Revenues	0	0
Oil and gas property and equipment, Recurring [Member]
Depreciation, depletion and amortization	636	743
Oil and gas property and equipment, Recurring [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
Depreciation, depletion and amortization	636	743
Oil and gas property and equipment, Recurring [Member] | Under Full Cost [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
Depreciation, depletion and amortization	552	999
Oil and gas property and equipment, Recurring [Member] | Changes [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
Depreciation, depletion and amortization	84	(256)
Oil and gas property and equipment, Additional [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
Depreciation, depletion and amortization	0	0
Oil and gas property and equipment, Additional [Member] | Under Full Cost [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
Depreciation, depletion and amortization	488	7,220
Oil and gas property and equipment, Additional [Member] | Changes [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
Depreciation, depletion and amortization	$ (488)	$ (7,220)